Tax benefits (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Tax Benefits [Abstract]
Disclosure of detailed information about tax benefits
	For the year ended December 31
	2024	2023	2022
	USD in thousands	USD in thousands	USD in thousands
Income from Investment Tax Credit (ITC)	16,087	5,440	-
Income from Production Tax Credit (PTC)	4,773	-	-

Total	20,860	5,440	-